Submission	Oct. 29, 2025
Submission [Line Items]
Central Index Key	0001133438
Registrant Name	Capital One Auto Receivables LLC
Registration File Number	333-286543
Form Type	SF-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A